Other provisions, contingent liabilities and contingent assets (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Movements in long and short term provisions [Line Items]
Provisions		£ 22	€ 1,311	£ 40	€ 1,279
Increase decrease in provisions through transfers and other changes	€ 14
Increase in provisions through charges	382
Increase in provisions through ebitda	339
Increase in provisions through net financial income expense	2
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	40
Decrease in provisions through reversals	(260)
Decrease in provisions through EBITDA	(256)
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	(4)
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(128)
Increase decrease in provisions through net exchange differences	24
Replacement and upgrades IFRIC12 [Member]
Movements in long and short term provisions [Line Items]
Provisions			145		86
Increase decrease in provisions through transfers and other changes	17
Increase in provisions through charges	42
Increase in provisions through ebitda	5
Increase in provisions through net financial income expense	0
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	37
Decrease in provisions through reversals	0
Decrease in provisions through EBITDA	0
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	0
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(7)
Increase decrease in provisions through net exchange differences	7
Other Long term risks [Member]
Movements in long and short term provisions [Line Items]
Provisions			26		26
Increase decrease in provisions through transfers and other changes	(2)
Increase in provisions through charges	1
Increase in provisions through ebitda	1
Increase in provisions through net financial income expense	0
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	0
Decrease in provisions through reversals	1
Decrease in provisions through EBITDA	1
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	0
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	0
Increase decrease in provisions through net exchange differences	0
Non current provisions [Member]
Movements in long and short term provisions [Line Items]
Provisions			353		268
Increase decrease in provisions through transfers and other changes	13
Increase in provisions through charges	85
Increase in provisions through ebitda	44
Increase in provisions through net financial income expense	0
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	40
Decrease in provisions through reversals	(8)
Decrease in provisions through EBITDA	(4)
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	(4)
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(13)
Increase decrease in provisions through net exchange differences	9
Current provisions [Member] | Trade provisions [Member]
Movements in long and short term provisions [Line Items]
Provisions			958		1,011
Increase decrease in provisions through transfers and other changes	1
Increase in provisions through charges	297
Increase in provisions through ebitda	295
Increase in provisions through net financial income expense	2
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	0
Decrease in provisions through reversals	(252)
Decrease in provisions through EBITDA	(252)
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	0
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(114)
Increase decrease in provisions through net exchange differences	15
Litigation and taxes [Member]
Movements in long and short term provisions [Line Items]
Provisions			€ 182		€ 156
Increase decrease in provisions through transfers and other changes	(3)
Increase in provisions through charges	41
Increase in provisions through ebitda	38
Increase in provisions through net financial income expense	0
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	3
Decrease in provisions through reversals	(8)
Decrease in provisions through EBITDA	(4)
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	(4)
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(6)
Increase decrease in provisions through net exchange differences	€ 1